Investments (Tables) - EBP Represented Employee	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,434,789,053	$73,533,847
General Dynamics Corporation common stock	4,620,991,283	853,386,734
Investments in other equity securities	1,949,909,396	66,482,789
Registered investment companies	159,953,112	7,406,065
Interest bearing cash	59,218,212	7,232,772
Overnight deposit accounts	19,860,221	682,949
Collective trusts	16,240,201,229	1,023,164,918
Fixed-income securities:
US government	57,127,990	2,605,669
Mortgage and asset-backed	29,403,943	1,341,146
Foreign government	5,131,051	234,033
Corporate debt	34,127,949	1,556,611
Total investments, at fair value	24,610,713,439	2,037,627,533
Investments, at contract value
Synthetic GICs	1,881,240,870	278,390,524
Non-interest bearing accounts	1,154,463	55,023
Net pending trades payables and interest receivable	(2,793,266)	(99,096)
Net assets of Master Trust	$26,490,315,506	$2,315,973,984
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,184,207,393	$63,667,779
General Dynamics Corporation common stock	3,946,210,540	721,996,491
Investments in other equity securities	2,147,981,194	67,697,762
Registered investment companies	217,045,032	12,588,667
Interest bearing cash	54,350,752	6,847,230
Overnight deposit accounts	26,917,938	831,206
Collective trusts	13,497,262,839	830,061,231
Fixed-income securities:
US government	116,145,461	7,127,439
Mortgage and asset-backed	62,918,508	3,861,088
Foreign government	6,170,183	378,643
Corporate debt	86,561,840	5,311,997
Total investments, at fair value	21,345,771,680	1,720,369,533
Investments, at contract value
Synthetic GICs	2,067,192,778	297,956,481
Non-interest bearing accounts	1,297,855	142,648
Net pending trades payables and interest receivable	(10,794,865)	(724,539)
Net assets of Master Trust	$23,403,467,448	$2,017,744,123

The following table presents the changes in net assets of the Master Trust for the year ended December 31, 2025:

Investment income:
Net appreciation in fair value of investments	$3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002

Net transfers	(989,205,944)

Net increase	3,086,848,058

Net assets:
Beginning of year	23,403,467,448
End of year	$26,490,315,506

Schedule of Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2025:
Participant-directed brokerage accounts	$1,434,789,053	$1,389,462,938	$45,326,115	$—
General Dynamics Corporation common stock	4,620,991,283	4,620,991,283	—	—
Investments in other equity securities	1,949,909,396	1,949,909,396	—	—
Registered investment companies	159,953,112	114,989,654	44,963,458	—
Interest bearing cash	59,218,212	59,218,212	—	—
Overnight deposit accounts	19,860,221	19,860,221	—	—
Collective trusts	16,240,201,229	—	16,240,201,229	—
Fixed-income securities:
US government	57,127,990	—	57,127,990	—
Mortgage and asset-backed	29,403,943	—	29,403,943	—
Foreign government	5,131,051	—	5,131,051	—
Corporate debt	34,127,949	—	34,127,949
Total investments, at fair value	$24,610,713,439	$8,154,431,704	$16,456,281,735	$—

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2024:
Participant-directed brokerage accounts	$1,184,207,393	$1,145,578,367	$38,629,026	$—
General Dynamics Corporation common stock	3,946,210,540	3,946,210,540	—	—
Investments in other equity securities	2,147,981,194	2,147,981,194	—	—
Registered investment companies	217,045,032	116,926,263	100,118,769	—
Interest bearing cash	54,350,752	54,350,752	—	—
Overnight deposit accounts	26,917,938	26,917,938	—	—
Collective trusts	13,497,262,839	—	13,497,262,839	—
Fixed-income securities:
US government	116,145,461	—	116,145,461	—
Mortgage and asset-backed	62,918,508	—	62,918,508	—
Foreign government	6,170,183	—	6,170,183	—
Corporate debt	86,561,840		86,561,840
Total investments, at fair value	$21,345,771,680	$7,437,965,054	$13,907,806,626	$—